Loan and lease operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations
Summary of Composition of Carrying Amount of Loan Operations and Lease Operations by Type, Sector of Debtor, Maturity and Concentration

Loans and lease operations by type	12/31/2022	12/31/2021
Individuals	400,103	332,536
Credit card	135,855	112,809
Personal loan	53,945	42,235
Payroll loans	73,633	63,416
Vehicles	31,606	29,621
Mortgage loans	105,064	84,455
Corporate	139,268	135,034
Micro / small and medium companies	164,896	149,970
Foreign loans - Latin America	205,155	205,050
Total loans and lease operations	909,422	822,590
Provision for Expected Loss (1)	(52,324)	(44,316)
Total loans and lease operations, net of Expected Credit Loss	857,098	778,274

1) Comprises Expected Credit Loss for Financial Guarantees Pledged R$ (810) (R$ (767) at 12/31/2021) and Loan Commitments R$ (2,874) (R$ (4,433) at 12/31/2021).

By maturity	12/31/2022	12/31/2021
Overdue as from 1 day	30,656	20,960
Falling due up to 3 months	247,233	211,329
Falling due from 3 months to 12 months	228,942	205,119
Falling due after 1 year	402,591	385,182
Total loans and lease operations	909,422	822,590

By concentration	12/31/2022	12/31/2021
Largest debtor	5,916	6,414
10 largest debtors	33,265	33,694
20 largest debtors	50,714	49,541
50 largest debtors	85,427	79,403
100 largest debtors	118,015	111,116

Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations

01/01/2022
Stage 1	Balance at	Transfer to Stage 2 (3)	Transfer to Stage 3 (1)	Cure from Stage 2 (3)	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	270,371	(65,771)	(2,966)	29,153	61	-	74,362	305,210
Corporate	128,519	(626)	(2,360)	1,098	137	-	6,437	133,205
Micro / Small and medium companies	124,555	(18,158)	(1,600)	16,215	170	-	21,439	142,621
Foreign loans - Latin America	178,719	(7,720)	(1,014)	2,426	19	-	10,086	182,516
Total	702,164	(92,275)	(7,940)	48,892	387	-	112,324	763,552

Stage 2	Balance at	Cure to Stage 1 (3)	Transfer to Stage 3	Transfer from Stage 1 (3)	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	38,168	(29,153)	(13,041)	65,771	1,392	-	(3,498)	59,639
Corporate	1,600	(1,098)	(173)	626	19	-	(73)	901
Micro / Small and medium companies	16,749	(16,215)	(4,310)	18,158	1,167	-	(3,250)	12,299
Foreign loans - Latin America	13,389	(2,426)	(3,388)	7,720	831	-	(2,263)	13,863
Total	69,906	(48,892)	(20,912)	92,275	3,409	-	(9,084)	86,702

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	23,997	(61)	(1,392)	2,966	13,041	(13,876)	10,579	35,254
Corporate	4,915	(137)	(19)	2,360	173	(822)	(1,308)	5,162
Micro / Small and medium companies	8,666	(170)	(1,167)	1,600	4,310	(3,661)	398	9,976
Foreign loans - Latin America	12,942	(19)	(831)	1,014	3,388	(1,783)	(5,935)	8,776
Total	50,520	(387)	(3,409)	7,940	20,912	(20,142)	3,734	59,168

Consolidated 3 Stages	Balance at	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021			12/31/2022
Individuals	332,536	(13,876)	81,443	400,103
Corporate	135,034	(822)	5,056	139,268
Micro / Small and medium companies	149,970	(3,661)	18,587	164,896
Foreign loans - Latin America	205,050	(1,783)	1,888	205,155
Total (2)	822,590	(20,142)	106,974	909,422
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part there of have first gone through stage 2.
2) Comprises R$ 14,052 pegged to Libor.
3) The change in the period of the parameter used to estimate the significant increase/reduction in credit risk caused an effect on the transfer from stage 1 to stage 2 in the amount of R$ 26,005 and in the transfer from stage 2 to 1 in the amount if R$ 27,155.

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

01/01/2021
Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2020							12/31/2021
Individuals	199,158	(30,578)	(1,663)	12,788	-	-	90,666	270,371
Corporate	123,665	(865)	(109)	1,338	43	-	4,447	128,519
Micro / Small and medium companies	96,784	(14,019)	(960)	9,630	146	-	32,974	124,555
Foreign loans - Latin America	167,601	(8,527)	(929)	5,794	468	-	14,312	178,719
Total	587,208	(53,989)	(3,661)	29,550	657	-	142,399	702,164

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2020							12/31/2021
Individuals	30,793	(12,788)	(7,207)	30,578	1,141	-	(4,349)	38,168
Corporate	2,793	(1,338)	(182)	865	20	-	(558)	1,600
Micro / Small and medium companies	15,965	(9,630)	(2,867)	14,019	742	-	(1,480)	16,749
Foreign loans - Latin America	16,692	(5,794)	(3,630)	8,527	959	-	(3,365)	13,389
Total	66,243	(29,550)	(13,886)	53,989	2,862	-	(9,752)	69,906

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2020							12/31/2021
Individuals	25,532	-	(1,141)	1,663	7,207	(10,309)	1,045	23,997
Corporate	8,063	(43)	(20)	109	182	(310)	(3,066)	4,915
Micro / Small and medium companies	9,206	(146)	(742)	960	2,867	(2,354)	(1,125)	8,666
Foreign loans - Latin America	17,852	(468)	(959)	929	3,630	(5,034)	(3,008)	12,942
Total	60,653	(657)	(2,862)	3,661	13,886	(18,007)	(6,154)	50,520

Consolidated 3 Stages	Balance at	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2020			12/31/2021
Individuals	255,483	(10,309)	87,362	332,536
Corporate	134,521	(310)	823	135,034
Micro / Small and medium companies	121,955	(2,354)	30,369	149,970
Foreign loans - Latin America	202,145	(5,034)	7,939	205,050
Total (2)	714,104	(18,007)	126,493	822,590

1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) Comprises R$ 29,875 pegged to Libor.

Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations

01/01/2022
Stage 1	Balance at	Transfer to Stage 2 (3)	Transfer to Stage 3 (1)	Cure from Stage 2 (3)	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(6,851)	2,045	222	(1,445)	(3)	-	618	(5,414)
Corporate	(413)	6	1	(127)	(3)	-	56	(480)
Micro / Small and medium companies	(1,812)	767	98	(806)	(33)	-	355	(1,431)
Foreign loans - Latin America	(2,373)	179	18	(91)	(5)	-	(67)	(2,339)
Total	(11,449)	2,997	339	(2,469)	(44)	-	962	(9,664)

Stage 2	Balance at	Cure to Stage 1 (3)	Transfer to Stage 3	Transfer from Stage 1 (3)	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(4,501)	1,445	4,648	(2,045)	(122)	-	(5,072)	(5,647)
Corporate	(865)	127	31	(6)	(9)	-	219	(503)
Micro / Small and medium companies	(1,556)	806	1,055	(767)	(201)	-	(1,564)	(2,227)
Foreign loans - Latin America	(1,353)	91	592	(179)	(219)	-	(478)	(1,546)
Total	(8,275)	2,469	6,326	(2,997)	(551)	-	(6,895)	(9,923)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(12,868)	3	122	(222)	(4,648)	13,876	(15,483)	(19,220)
Corporate	(3,529)	3	9	(1)	(31)	822	(1,743)	(4,470)
Micro / Small and medium companies	(4,023)	33	201	(98)	(1,055)	3,661	(4,651)	(5,932)
Foreign loans - Latin America	(4,172)	5	219	(18)	(592)	1,783	(340)	(3,115)
Total	(24,592)	44	551	(339)	(6,326)	20,142	(22,217)	(32,737)

Consolidated 3 Stages	Balance at	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021			12/31/2022 (2)
Individuals	(24,220)	13,876	(19,937)	(30,281)
Corporate	(4,807)	822	(1,468)	(5,453)
Micro / Small and medium companies	(7,391)	3,661	(5,860)	(9,590)
Foreign loans - Latin America	(7,898)	1,783	(885)	(7,000)
Total	(44,316)	20,142	(28,150)	(52,324)
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) Comprises Expected Credit Loss for Financial Guarantees R$ (810) (R$ (767) at 12/31/2021) and Loan Commitments R$ (2,874) (R$ (4,433) at 12/31/2021).
3) Reflects the expected credit loss arising from the change in the period of the parameter used to estimate the significant increase/decrease in credit risk.

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

01/01/2021
Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2020							12/31/2021
Individuals	(5,403)	1,435	203	(579)	-	-	(2,507)	(6,851)
Corporate	(740)	36	8	(132)	(2)	-	417	(413)
Micro / Small and medium companies	(1,273)	592	64	(464)	(51)	-	(680)	(1,812)
Foreign loans - Latin America	(2,389)	226	12	(179)	(46)	-	3	(2,373)
Total	(9,805)	2,289	287	(1,354)	(99)	-	(2,767)	(11,449)

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2020							12/31/2021
Individuals	(3,255)	579	2,639	(1,435)	(79)	-	(2,950)	(4,501)
Corporate	(1,261)	132	32	(36)	(6)	-	274	(865)
Micro / Small and medium companies	(1,337)	464	685	(592)	(112)	-	(664)	(1,556)
Foreign loans - Latin America	(2,029)	179	867	(226)	(284)	-	140	(1,353)
Total	(7,882)	1,354	4,223	(2,289)	(481)	-	(3,200)	(8,275)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2020							12/31/2021
Individuals	(12,472)	-	79	(203)	(2,639)	10,309	(7,942)	(12,868)
Corporate	(5,952)	2	6	(8)	(32)	310	2,145	(3,529)
Micro / Small and medium companies	(3,759)	51	112	(64)	(685)	2,354	(2,032)	(4,023)
Foreign loans - Latin America	(8,452)	46	284	(12)	(867)	5,034	(205)	(4,172)
Total	(30,635)	99	481	(287)	(4,223)	18,007	(8,034)	(24,592)

Consolidated 3 Stages	Balance at	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2020			12/31/2021 (2)
Individuals	(21,130)	10,309	(13,399)	(24,220)
Corporate	(7,953)	310	2,836	(4,807)
Micro / Small and medium companies	(6,369)	2,354	(3,376)	(7,391)
Foreign loans - Latin America	(12,870)	5,034	(62)	(7,898)
Total	(48,322)	18,007	(14,001)	(44,316)
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) Comprises Expected Credit Loss for Financial Guarantees R$ (767) (R$ (907) at 12/31/2020) and Loan Commitments R$ (4,433) (R$ (3,485) at 12/31/2020).

Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity

	12/31/2022			12/31/2021
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,273	(617)	1,656	2,365	(351)	2,014
Up to 1 year	2,273	(617)	1,656	2,365	(351)	2,014
Non-current	9,087	(2,894)	6,193	9,342	(2,743)	6,599
From 1 to 2 years	1,888	(596)	1,292	1,727	(456)	1,271
From 2 to 3 years	1,455	(449)	1,006	1,394	(369)	1,025
From 3 to 4 years	1,026	(339)	687	1,042	(296)	746
From 4 to 5 years	814	(271)	543	834	(251)	583
Over 5 years	3,904	(1,239)	2,665	4,345	(1,371)	2,974
Total	11,360	(3,511)	7,849	11,707	(3,094)	8,613

Summary of finance lease income

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Financial income	901	742	645
Variable payments	7	10	40
Total	908	752	685

Summary Securitization or Transfer of Financial Assets

Nature of operation	12/31/2022				12/31/2021
	Assets		Liabilities (1)		Assets		Liabilities (1)
	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	170	168	170	168	235	235	235	234
Working capital	602	602	602	602	800	800	795	795
Total	772	770	772	770	1,035	1,035	1,030	1,029
1) Under Other liabilities.